LONG-TERM DEBT (Details) $ in Thousands		9 Months Ended
		Sep. 30, 2016 USD ($)	Feb. 21, 2017 Covenant	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Total amount of debt outstanding		$ 132,000		$ 47,000
Long-term debt	[1]	131,103		$ 45,834
Subsequent Event [Member]
Debt Instrument [Line Items]
Number of debt covenants | Covenant			3
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 150,000
Maturity date		Mar. 31, 2020
Deferred financing		$ 1,200
2013 Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity		60,000
Deferred financing		$ 800

[1]	Debt consists of outstanding amounts on our Credit Facility less unamortized deferred financing cost. Outstanding amounts on our Credit Facility were $132,000 and $47,000 as of September 30, 2016 and December 31, 2015, respectively. Please see note 2 to these Condensed Consolidated Financial Statements describing the effects of the accounting principle change covering the deferred financing cost.